Other Assets - Schedule of Other Assets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Assets [Line Items]
Current	¥ 142,737,163	$ 22,398,576	¥ 77,649,794
Non-current	329,366,340	51,684,766	66,635,394
Receivable from on-line payment platforms
Other Assets [Line Items]
Current	53,983,324	8,471,162	40,831,573
Acquisition Deposits
Other Assets [Line Items]
Non-current	6,650,200	1,043,561	8,216,700
Rental Deposit
Other Assets [Line Items]
Non-current	56,962,580	8,938,672	7,410,000
Interest Receivable
Other Assets [Line Items]
Current	49,347,369	7,743,679	5,298,869
Non-current	5,737,675	900,366	33,772,617
Deposits
Other Assets [Line Items]
Current	11,168,379	1,752,562	5,262,478
Advance to suppliers
Other Assets [Line Items]
Current	5,206,428	817,002	5,581,884
Returnable Consideration from the Acquisition of Urban Hotel Group
Other Assets [Line Items]
Non-current	5,385,583	845,115	1,833,421
Purchase deposits for buildings
Other Assets [Line Items]
Non-current	197,723,649	31,027,156
VAT recoverable
Other Assets [Line Items]
Current	5,009,469	786,095
Non-current	10,774,251	1,690,715
Others
Other Assets [Line Items]
Current	18,022,194	2,828,076	20,674,990
Non-current	¥ 46,132,402	$ 7,239,181	¥ 15,402,656